Financial instruments (Tables)	12 Months Ended
Jun. 30, 2018
Summary of variable interest rate balances

As at the reporting date, the consolidated entity had the following variable interest rate balances:

	2018		2017
	Weighted average interest rate	Balance	Weighted average interest rate	Balance
	%	A$’000%		A$’000

Cash at bank and in hand	0.04%	2,956	0.10%	8,455
Short term deposits	2.35%	3,000	2.40%	6,000

Net exposure to cash flow interest rate risk		5,956		14,455

Summary of remaining contractual maturities of financial instrument liabilities

The following tables detail the consolidated entity’s remaining contractual maturity for its financial instrument liabilities. The tables have been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the financial liabilities are required to be paid. The tables include both interest and principal cash flows disclosed as remaining contractual maturities and therefore these totals may differ from their carrying amount in the statement of financial position.

Consolidated	Weighted average interest rate	1 year or less	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Remaining contractual maturities
2018	%	A$’000	A$’000	A$’000	A$’000	A$’000

Non-derivatives
Non-interest bearing
Trade payables	—	1,407	—	—	—	1,407
Accrued payables	—	576	—	—	—	576
Contingent consideration	—	4,250	—	4,650	1,394	10,294

Total non-derivatives		6,233	—	4,650	1,394	12,277

Consolidated	Weighted average interest rate	1 year or less	Between 1 and 2 years	Between 2 and 5 years	Over 5 years	Remaining contractual maturities
2017	%	A$’000	A$’000	A$’000	A$’000	A$’000

Non-derivatives
Non-interest bearing
Trade payables	—	1,249	—	—	—	1,249
Accrued payables	—	614	—	—	—	614
Contingent consideration	—	4,250	—	4,650	1,394	10,294

Total non-derivatives		6,113	—	4,650	1,394	12,157

Foreign currency risk [member]
Summary of foreign currency risk

The carrying amount of the consolidated entity’s foreign currency denominated financial assets and financial liabilities at the reporting date was as follows:

	Assets		Liabilities
	2018	2017	2018	2017
	A$’000	A$’000	A$’000	A$’000

US dollars	317	5,797	896	1,010
Pound Sterling	—	—	—	84

	317	5,797	896	1,094

Summary of foreign currency risk sensitivity

If the AUD had strengthened against the USD by 10% (2017: 10%), Euro by 10% (2017: 10%), GBP by 10% (2017: 10%) respectively then this would have had the following impact:

	AUD strengthened			AUD weakened
Consolidated - 2018	% change	Effect on profit before tax	Effect on equity	% change	Effect on profit before tax	Effect on equity
		A$’000	A$’000		A$’000	A$’000

US dollars	10%	58	58	(10%)	(58)	(58)

	AUD strengthened			AUD weakened
Consolidated - 2017	% change	Effect on profit before tax	Effect on equity	% change	Effect on profit before tax	Effect on equity
		A$’000	A$’000		A$’000	A$’000

US dollars	10%	(478)	(478)	(10%)	478	478
Pound Sterling	10%	8	8	(10%)	(8)	(8)

		(470)	(470)		470	470